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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F
                                                   -----------------------------

                                                          SEC USE ONLY

                                                   -----------------------------



 INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO SECTION
        13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

        Report for the Calendar Year or Quarter Ended September 30, 2001
                                                      ------------------
--------------------------------------------------------------------------------
                (Please read instructions before preparing form.)

--------------------------------------------------------------------------------

If amended report check here: [_]

     Lawrence T. Perera
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

Hemenway & Barnes       60 State Street    Boston,    MA               02109
--------------------------------------------------------------------------------
Business Address       (Street)           (City)     (State)          (Zip)

(617) 227-7940
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.


--------------------------------------------------------------------------------
                                    ATTENTION

 Intentional misstatements or omissions of facts constitute Federal Criminal
                                   Violations.
                    See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a)

--------------------------------------------------------------------------------

The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

     Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Boston and State of Massachusetts on the 14th day
                             ------              -------------        ----
of November, 2001.
   --------------
                                     Lawrence T. Perera
                                     -------------------------------------------
                                     (Name of Institutional Investment Manager)


                                     -------------------------------------------
                                     (Manual Signature of Person Duly Authorized
                                      to Submit This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                                  13F File No.:        Name:                                13F File No.:
1.       Lawrence Coolidge             28-252               6.    Michael J. Puzo (25)*          28-06165
------------------------------------   ------------------   ----------------------------------   ----------------
2.       John M. Cornish               28-5362              7.    Welch & Forbes, Inc.           28-262
------------------------------------   ------------------   ----------------------------------   ----------------
3.       Fiduciary Trust Co.           28-471               8.
------------------------------------   ------------------   ----------------------------------   ----------------
4.       Marion Fremont-Smith          28-2724              9.
------------------------------------   ------------------   ----------------------------------   ----------------
5.       Roy A. Hammer                 28-5798              10.
------------------------------------   ------------------   ----------------------------------   ----------------

* Refers to manager number on attached detail in Item 7.

                                                                                                                             PAGE: 1
AS OF: SEPTEMBER 30, 2001                                FORM 13F                             SEC FILE # LAWRENCE T. PERERA\28-06167


          ITEM 1:              ITEM 2:       ITEM 3:       ITEM 4:      ITEM 5:         ITEM 6:          ITEM 7:        ITEM 8:
       NAME OF ISSUER      TITLE OF CLASS     CUSIP      FAIR MARKET   SHARES OR      INVESTMENT        MANAGERS  VOTING AUTHORITY
                                             NUMBER         VALUE      PRINCIPAL      DISCRETION                  (A)   (B)     (C)
                                                                        AMOUNT        (A) (B) (C)                SOLE  SHARED   NONE


ABBOTT LABS                 COMMON STOCK    002824100     1413785        27300                xx                       27300

AMERICAN HOME PRODUCTS      COMMON STOCK    026609107      640750        11000                xx                       11000

AMERICAN INTERNATIONAL      COMMON STOCK    026874107     1052698        13491                xx                       13491
GROUP INC

AMGEN INC                   COMMON STOCK    031162100      899826        14944                xx                       11744
                                                                                              xx    25                  3200
ANALOG DEVICES, INC.        COMMON STOCK    032654105      394035        12050                xx                       10550
                                                                                              xx    25                  1500
AUTOMATIC DATA PROCESSING   COMMON STOCK    053015103     1460608        30950                xx                       25950
                                                                                              xx    25                  5000
AVERY DENNISON CORP         COMMON STOCK    053611109      497938        10525                xx                        8525
                                                                                              xx    25                  2000
BP PLC ADR                  COMMON STOCK    055622104     1792872        36426                xx                       30754
                                                                                              xx    25                  5672
BELLSOUTH CORP.             COMMON STOCK    079860102      324007         7798                xx                        7798

BERKSHIRE HATHAWAY INC      CLASS B         084670207      780550          335                xx                         230
                                                                                              xx    25                   105
BRISTOL-MYERS SQUIBB CO     COMMON STOCK    110122108     2240059        40310                xx                       32610
                                                                                              xx    25                  7700
CIGNA CORP                  COMMON STOCK    125509109      232260         2800                xx                        2800

CATERPILLAR INC.            COMMON STOCK    149123101      385280         8600                xx                        8600

CHEVRON CORP                COMMON STOCK    166751107      416970         4920                xx                        4920

CHUBB CORPORATION           COMMON STOCK    171232101      321345         4500                xx                        4500

CISCO SYS INC               COMMON STOCK    17275R102      138584        11378                xx                        9578
                                                                                              xx    25                  1800

                                                                                                                             PAGE: 2
AS OF:  SEPTEMBER 30, 2001                                        FORM 13F                    SEC FILE # LAWRENCE T. PERERA\28-06167


          ITEM 1:                ITEM 2:        ITEM 3:       ITEM 4:      ITEM 5:      ITEM 6:        ITEM 7:        ITEM 8:
       NAME OF ISSUER        TITLE OF CLASS     CUSIP      FAIR MARKET   SHARES OR   INVESTMENT      MANAGERS  VOTING AUTHORITY
                                                NUMBER        VALUE      PRINCIPAL   DISCRETION                  (A)   (B)     (C)
                                                                           AMOUNT    (A) (B) (C)                SOLE  SHARED   NONE

CITIGROUP INC                 COMMON STOCK   172967101        364500        9000               xx                       9000

COCA COLA CO                  COMMON STOCK   191216100        465408        9934               xx                       9934

COLGATE PALMOLIVE CO.         COMMON STOCK   194162103        337850        5800               xx                       5800

E I DU PONT DE NEMOURS & CO   COMMON STOCK   263534109       1098961       29290               xx                      29290

EMC CORP                      COMMON STOCK   268648102        459425       39100               xx                      30200
                                                                                               xx    25                 8900
EMERSON ELECTRIC CO           COMMON STOCK   291011104        878846       18675               xx                      14675
                                                                                               xx    25                 4000
EXXON MOBIL CORP              COMMON STOCK   30231G102       5019136      127374               xx                     118894
                                                                                               xx    25                 8480
GENERAL ELECTRIC CO           COMMON STOCK   369604103       5157327      138460               xx                     124960
                                                                                               xx    25                13500
GENERAL MILLS INC.            COMMON STOCK   370334104        345800        7600               xx                       7600

GILLETTE COMPANY              COMMON STOCK   375766102        217778        7308               xx                       7308

HEWLETT- PACKARD CO           COMMON STOCK   428236103        559045       33850               xx                      25850
                                                                                               xx    25                 8000
INTEL CORPORATION             COMMON STOCK   458140100       1755819       83988               xx                      73188
                                                                                               xx    25                10800
INTL BUSINESS MACHINES        COMMON STOCK   459200101       1001582       10920               xx                      10920

JEFFERSON-PILOT CORP          COMMON STOCK   475070108       1429231       32132               xx                      32132

JOHNSON &                     COMMON STOCK   478160104       2731885       49312               xx                      41312
JOHNSON                                                                                        xx    25                 8000


                                                                                                                             PAGE: 3
AS OF:  SEPTEMBER 30, 2001                       FORM 13F                                     SEC FILE # LAWRENCE T. PERERA\28-06167

      ITEM 1:                    ITEM 2:        ITEM 3:      ITEM 4:      ITEM 5:      ITEM 6:        ITEM 7:         ITEM 8:
  NAME OF ISSUER             TITLE OF CLASS      CUSIP     FAIR MARKET   SHARES OR   INVESTMENT      MANAGERS    VOTING AUTHORITY
                                                NUMBER        VALUE      PRINCIPAL   DISCRETION                  (A)    (B)    (C)
                                                                          AMOUNT     (A) (B) (C)                 SOLE  SHARED  NONE
KOPIN CORP                    COMMON STOCK      500600101       450063       42750           xx                         33950
                                                                                             xx      25                  8800
ELI LILLY & CO                COMMON STOCK      532457108       585075        7250           xx                          7250
MARSH &                       COMMON STOCK      571748102       270760        2800           xx      25                  2800
MCLENNAN INC
MAY DEPT. STORES              COMMON STOCK      577778103       210493        6144           xx                          1920
                                                                                             xx      25                  4224
MCDONALD'S CORP.              COMMON STOCK      580135101       251479        9266           xx                          9266
MERCK & CO INC                COMMON STOCK      589331107      3914179       58812           xx                         49612
                                                                                             xx      25                  9200
MICROSOFT CORP                COMMON STOCK      594918104       971923       18994           xx                         18994
MINNESOTA MINING              COMMON STOCK      604059105      1162399       11813           xx                         11313
& MFG CO.
                                                                                             xx      25                   500
NEW YORK TIMES                CL A              650111107     12120103      310533           xx                        310533
CO.
PEPSICO INC.                  COMMON STOCK      713448108      1253531       25846           xx                          9566
                                                                                             xx      25                 16280
PFIZER INC                    COMMON STOCK      717081103       691805       17252           xx                         17252
PROCTER & GAMBLE              COMMON STOCK      742718109      1834526       25203           xx                         25203
CO
ROYAL DUTCH                   NY REG SHS PAR    780257804       291450        5800           xx                          5800
PETROLEUM CO                  N GLDR 1.25
SBC COMMUNICA-                COMMON STOCK      78387G103       276830        5875           xx                          5875
TIONS INC
SEPRACOR INC                  COMMON STOCK      817315104       372642       10380           xx                          6380
                                                                                             xx      25                  4000
STATE STREET CORP             COMMON STOCK      857477103       758940       16680           xx                         16680
SYSCO CORP                    COMMON STOCK      871829107       578048       22400           xx                         22400

                                                                                                                             PAGE: 4
AS OF:  SEPTEMBER 30, 2001                       FORM 13F                                     SEC FILE # LAWRENCE T. PERERA\28-06167

      ITEM 1:                    ITEM 2:        ITEM 3:      ITEM 4:      ITEM 5:      ITEM 6:        ITEM 7:         ITEM 8:
  NAME OF ISSUER             TITLE OF CLASS      CUSIP     FAIR MARKET   SHARES OR   INVESTMENT      MANAGERS    VOTING AUTHORITY
                                                NUMBER        VALUE      PRINCIPAL   DISCRETION                  (A)    (B)    (C)
                                                                          AMOUNT     (A) (B) (C)                 SOLE  SHARED  NONE
UNION PACIFIC                 COMMON STOCK     907818108        220430        4700            xx                        2700
CORP                                                                                          xx  25                    2000
UNITED                        COMMON STOCK     913017109        309969        6666            xx                        6666
TECHNOLOGIES
VERIZON                       COMMON STOCK     92343V104        260323        4811            xx                        4811
COMMUNICATIONS
INC.
WELLS FARGO & CO              COMMON STOCK     949746101        221405        4981            xx                        4981
(NEW)
ZIONS BANCORP                 COMMON STOCK     989701107        268300        5000            xx                        5000
TOTAL:                                                        62088833